Finance Cost - Net - Summary of Net Finance (Cost) Income (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Finance Income Expense [Abstract]
Interest income from cash equivalents	$ 361,683	$ 313,837	$ 464,499
Interest on recovered taxes	3,262	19,236	22,691
Gain on derivative financial instruments	51,656	29,100	97,449
Interests in favor of hedge		9,173	71,854
Other	3,670	39,166	9,336
Total finance income	420,271	410,512	665,829
Interest cost from bank loans	(196,582)	(228,689)	(177,504)
Interest cost from hedges	(280,395)	(171,353)	(1,284)
Loss in market value		(72,878)	(247,219)
Other financing costs	(39,481)	(52,109)	(23,967)
Interest cost for debt securities	(1,170,082)	(989,221)	(975,772)
Total finance cost	(1,686,540)	(1,514,250)	(1,425,746)
Exchange gain	1,259,326	3,048,706	1,187,240
Exchange loss	(1,020,987)	(3,379,190)	(1,098,455)
Exchange gain (loss) - Net	238,339	(330,484)	88,785
Finance cost - Net	$ (1,027,930)	$ (1,434,222)	$ (671,132)